Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2065 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Freedom Blend 2065 Fund - Class K
Bar Chart Table:
Annual Return 2020	17.97%
Annual Return 2021	16.30%
Annual Return 2022	(18.98%)